Document and Entity Information Document	Oct. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Blackbaud, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-50600
Entity Tax Identification Number	11-2617163
Entity Address, Address Line One	65 Fairchild Street
Entity Address, City or Town	Charleston
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29492
City Area Code	843
Local Phone Number	216-6200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	BLKB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001280058